CONCENTRATION OF RISKS	12 Months Ended
May 31, 2013
CONCENTRATIONS OF RISKS [Abstract]
CONCENTRATIONS OF RISKS
NOTE 9.	CONCENTRATIONS OF RISKS

Cash Balances

The Company maintains its cash in institutions insured by the Federal Deposit Insurance Corporation (FDIC). All other deposit accounts at FDIC-insured institutions were insured up to at least $250,000 per depositor until December 31, 2009. On April 1, 2010, FDIC deposit insurance for all deposit accounts, except for certain retirement accounts, returned to $100,000 per depositor. Insurance coverage for certain retirement accounts, which include all IRA deposit accounts, will remain at $250,000 per depositor. Our cash balance at May 31, 2013 was below the FDIC insurance threshold.